Income Taxes Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Net income (loss) before income tax expense	$ (45,427)	$ (182,922)	$ (68,824)
US Federal statutory tax rate	34.00%	34.00%	34.00%
Federal income tax (expense) benefit at statutory rate	$ 15,445	$ 62,193	$ 23,400
Partnership loss not subject to income tax (benefit)	(17,218)	(63,083)	(23,759)
State and local tax expense	(800)	(857)	(459)
Other	(5)	(141)	(39)
Income tax expense	$ (2,578)	$ (1,888)	$ (857)